Line of Credit Arrangement	6 Months Ended
Jun. 30, 2024
Line of Credit Arrangement [Abstract]
LINE OF CREDIT ARRANGEMENT
NOTE 4:-	LINE OF CREDIT ARRANGEMENT

Further to the discussion in Note 7 in the 2023 Consolidated Financial Statements regarding the secured line of credit agreement signed on April 5, 2022, with Kreos Capital VI (Expert Fund) LP (“Kreos”) (the “Credit Line” or “debt”), the Company entered into an amendment to the Credit Line on March 29, 2023 (the “Amendment”).

On January 9, 2024, the Company repaid $1,494 due to the included claw back mechanism in the Credit Line.

During the six-month periods ended on June 30, 2024 and 2023, the Company recognized $756 and $813 of interest expenses related to the Credit Line, respectively, which were included as part of financial expenses in the Company’s statements of operations.